UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2004

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	April 7, 2004

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       56

Form 13F Information Table value total:       $100824



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
American Int'l Group       COM              026874107      1,215   17027SH       SOLE                 0       0  1,215
Analog Devices, Inc.       COM              032654105      3,575   74460SH       SOLE                 0       0  3,575
BB&T Corporation           COM              054937107        644   18240SH       SOLE                 0       0    644
Berkshire Hathaway B       CLASS B          084670207        348     112SH       SOLE                 0       0    348
BP Amoco                   COM              055622104        323    6308SH       SOLE                 0       0    323
Bunge                      COM              G16962105      1,821   45275SH       SOLE                 0       0  1,821
Capital One Financial Corp.COM              14040H105        349    4627SH       SOLE                 0       0    349
Career Education Corp      COM               141665109     3,272   57865SH       SOLE                 0       0  3,272
Charles Schwab & Co., Inc. COM               808513105       510   43905SH       SOLE                 0       0    510
Chicos Fashion Inc         COM               168615102     3,495   75329SH       SOLE                 0       0  3,495
Cisco Systems, Inc.        COM              17275R102      2,480  105210SH       SOLE                 0       0  2,480
Coca-Cola Company          COM               191216100       416    8264SH       SOLE                 0       0    416
Constellation Brands       COM              21036P108      1,340   41750SH       SOLE                 0       0  1,340
Danaher Corporation        COM               235851102     3,366   36055SH       SOLE                 0       0  3,366
Dean Foods Co              COM              242370104      1,524   45629SH       SOLE                 0       0  1,524
Dell Inc.                  COM               247025109     1,907   56722SH       SOLE                 0       0  1,907
Doral Fin'l Corp           COM              25811P100      2,987   84850SH       SOLE                 0       0  2,987
Dover Corporation          COM               260003108     2,919   75290SH       SOLE                 0       0  2,919
Dun & Bradstreet CorporatioCOM              26483E100      2,531   47315SH       SOLE                 0       0  2,531
Exxon Mobil Corporation    COM              30231G102      2,094   50344SH       SOLE                 0       0  2,094
First Data Corp.           COM               319963104     2,569   60928SH       SOLE                 0       0  2,569
Foot Locker Inc            COM               344849104     2,971  115170SH       SOLE                 0       0  2,971
Genelabs Technologies      COM              368706107         60   22485SH       SOLE                 0       0     60
General Electric Co.       COM               369604103     1,768   57926SH       SOLE                 0       0  1,768
Harman Int'l Industries    COM               413086109     3,462   43490SH       SOLE                 0       0  3,462
Horseshoe Gold Mining      COM              44075E107          2   10500SH       SOLE                 0       0      2
Intel Corp.                COM               458140100     2,688   98826SH       SOLE                 0       0  2,688
Intuit Inc                 COM               461202103       417    9337SH       SOLE                 0       0    417
iShares S&P Global Energy  COM               464287341     2,368   38580SH       SOLE                 0       0  2,368
JDS Uniphase Corp.         COM              46612J101         60   14775SH       SOLE                 0       0     60
Kinder Morgan Energy       COM               494550106     2,624   58188SH       SOLE                 0       0  2,624
Lowe's Companies, Inc.     COM               548661107     3,123   55642SH       SOLE                 0       0  3,123
Markel Corp.               COM               570535104       222     770SH       SOLE                 0       0    222
MBIA, Inc                  COM              55262C100      2,191   34950SH       SOLE                 0       0  2,191
MBNA, Inc.                 COM              55262L100      2,032   73550SH       SOLE                 0       0  2,032
Merck & Co., Inc.          COM               589331107       260    5885SH       SOLE                 0       0    260
Microsoft Corporation      COM               594918104       719   28821SH       SOLE                 0       0    719
Nortel Networks Corp.      COM               656568102       119   19976SH       SOLE                 0       0    119
Old Republic Intl Corp     COM               680223104     2,702  109997SH       SOLE                 0       0  2,702
Omnicare Inc               COM               681904108     2,330   52558SH       SOLE                 0       0  2,330
Patterson Dental Co        COM               703412106     2,674   39030SH       SOLE                 0       0  2,674
PepsiCo, Inc.              COM               713448108       204    3780SH       SOLE                 0       0    204
Pfizer, Inc.               COM               717081103       513   14643SH       SOLE                 0       0    513
Praxair, Inc.              COM              74005P104      2,631   70870SH       SOLE                 0       0  2,631
Procter & Gamble Company   COM               742718109       740    7060SH       SOLE                 0       0    740
Renaissance Holdings, Inc. COM              G7496G103      2,536   48767SH       SOLE                 0       0  2,536
SPDR Trust                 COM              78462F103      2,022   17882SH       SOLE                 0       0  2,022
Staples, Inc.              COM               855030102     3,075  121453SH       SOLE                 0       0  3,075
Symantec Corp              COM               871503108     3,662   79089SH       SOLE                 0       0  3,662
Sysco Corporation          COM               871829107     1,745   44675SH       SOLE                 0       0  1,745
Teva Pharmaceutical ADR    SPONSORED ADR     881624209     2,586   40815SH       SOLE                 0       0  2,586
UnitedHealth Group         COM              91324P102      2,574   39939SH       SOLE                 0       0  2,574
Washington Mutual Inc      COM               939322103     2,758   64575SH       SOLE                 0       0  2,758
Wellpoint Hlth Ntwks       COM              94973H108      2,524   22194SH       SOLE                 0       0  2,524
Wells Fargo & Co., Inc.    COM               949746101       408    7205SH       SOLE                 0       0    408
Wyeth                      COM               983024100       369    9825SH       SOLE                 0       0    369